Convertible Loan (Tables)	Mar. 31, 2024
Borrowings [Abstract]
Schedule of liability component and derivative component of convertible loan [Table Text Block]

Liability Component

Balance, March 31, 2022	$5,599
Principal payment	(3,000)
Interest payment	(817)
Accretion and interest	2,947
Balance, March 31, 2023	4,729
Principal payment	(3,000)
Interest payment	(587)
Accretion and interest	2,412
Balance, March 31, 2024	3,554
Less: Current portion	(1,679)
Non-current portion	$1,875

Derivative Component

Balance, March 31, 2022	$4,986
Change in fair value of liability	(4,504)
Balance, March 31, 2023	482
Change in fair value of liability	(362)
Balance, March 31, 2024	$120